Summary of Significant Accounting Policies (Details) (USD $)	0 Months Ended	12 Months Ended
	Jul. 07, 2010	Dec. 31, 2012 item	Dec. 31, 2010	Dec. 31, 2011
Nature of Operations
Ownership interest in Oneida Savings Bank held by the entity (as a percent)	100.00%
Ownership interest in the entity held by public stockholders (as a percent)	100.00%
Number of shares of common stock sold in subscription and community offerings	3,937,500
Par value of common stock (in dollars per share)	$ 0.01	$ 0.01		$ 0.01
Number of shares of common stock sold to the Oneida Savings Bank employee stock ownership plan	157,500
Sale price of common stock (in dollars per share)	$ 8.00
Gross proceeds of common stock offering	$ 31,500,000
Conversion related expenses	2,500,000
Net proceeds of common stock offering	$ 29,000,000		$ 27,737,108
Exchange ratio of shares of common stock owned by public stockholders for shares of the entity's common stock	0.9136
Number of banking subsidiaries owned by bank		2
Number of insurance and financial services subsidiaries owned by bank		1
Number of central New York offices of Bailey & Haskell Associates, Inc.		6